American Beacon Frontier Markets Income Fund

Supplement dated July 2, 2018
to the
Prospectus dated May 31, 2018 as supplemented June 15, 2018

1)	In the "Fund Management - The Sub-Advisor" section, the first paragraph regarding Global Evolution USA, LLC is deleted and replaced with the following:

GLOBAL EVOLUTION USA, LLC ("Global Evolution"), is located at One World Trade Center, Suite 8500, 285 Fulton Street, New York, NY, 10007, United States. Global Evolution is an investment management firm. The firm was formed in 2012 and managed approximately $352 million as of March 31, 2018. Global Evolution is 100% owned by parent company, Global Evolution Fondsmæglerselskab A/S ("Global Evolution A/S"), located at Kokholm 3A, DK-6000 Kolding, Denmark, which managed approximately $9.5 billion in assets as of March 31, 2018 (including assets managed by Global Evolution). Management and employees own 55% of Global Evolution Holding ApS, which owns 100% of Global Evolution A/S. Conning Holdings Limited owns 45% of Global Evolution Holding ApS.

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American Beacon Frontier Markets Income Fund

Supplement dated July 2, 2018
to the
Statement of Additional Information dated May 31, 2018 as supplemented June 15, 2018

1)	In the "Investment Sub-Advisory Agreement" section, the table relating to Global Evolution USA, LLC is deleted and is replaced with the following:

Global Evolution USA, LLC
Controlling Person/Entity	Basis of Control/Status	Nature of Controlling Person/Entity Business/Business History
Conning Holdings Limited	Owns 45% of Global Evolution Holding ApS,	The direct and indirect holding company of Conning entities, including Conning, Inc., a registered investment advisor.
Global Evolution Holding ApS,	100% holding company of Global Evolution Fondsmaeglerselskab A/S	Financial holding company
Global Evolution Fondsmaeglerselskab A/S	Parent company	Investment management firm founded in 2007
Søren Rump	Director	Financial Services
Morten Bugge	Director	Financial Services
Torben Schytt	Director	Financial Services

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE